Other assets (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 25, 2022	Feb. 23, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expenses				$ 222,581	$ 191,192	$ 233,685	$ 11,295
Amortization expenses						233,685	24,477
Stock Issued During Period, Value, New Issues			$ 189,026	677,378	445,000	$ 445,000	$ 285,499
Payments to Acquire Intangible Assets					$ 200,000
Exclusive Patent License Agreement [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		149,402,390
Share Price		$ 0.0208
Stock Issued During Period, Value, New Issues		$ 3,107,570
Patent expires agreement date		Dec. 31, 2032
Finite-Lived Intangible Assets, Remaining Amortization Period		10 years
Assets Transfer And License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortized life of agreement	Mar. 24, 2027
Assets Transfer And License Agreement [Member] | Initial Payment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Intangible Assets	$ 200,000
Assets Transfer And License Agreement [Member] | Second Payment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Intangible Assets	$ 1,800,000